Earnings per Share	6 Months Ended
Apr. 30, 2022
Earnings per share [abstract]
Earnings per Share
NOTE 17:  EARNINGS PER SHARE
Basic earnings per share is calculated by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding for the period.
Diluted earnings per share is calculated using the same method as basic earnings per share except that certain adjustments are made to net income attributable to common shareholders and the weighted-average number of shares outstanding for the effects of all dilutive potential common shares that are assumed to be issued by the Bank.
The following table presents the Bank’s basic and diluted earnings per share for the three and six months ended April 30, 2022 and April 30, 2021.

Basic and Diluted Earnings Per Share

(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	April 30 2022	April 30 2021	April 30 2022	April 30 2021
Basic earnings per share
Net income attributable to common shareholders	$3,745	$3,630	$7,435	$6,842

Weighted-average number of common shares outstanding (millions)	1,804.7	1,817.4	1,812.8	1,815.7
Basic earnings per share (Canadian dollars)	$2.08	$2.00	$4.10	$3.77
Diluted earnings per share
Net income attributable to common shareholders	$3,745	$3,630	$7,435	$6,842

Net income available to common shareholders including impact of dilutive securities	3,745	3,630	7,435	6,842
Weighted-average number of common shares outstanding (millions)	1,804.7	1,817.4	1,812.8	1,815.7
Effect of dilutive securities

Stock options potentially exercisable (millions) 1	3.6	2.5	3.7	2.1

Weighted-average number of common shares outstanding – diluted (millions)	1,808.3	1,819.9	1,816.5	1,817.8
Diluted earnings per share (Canadian dollars) 1	$2.07	$1.99	$4.09	$3.76

1	For the three and six months ended April 30, 2022 and April 30, 2021, no outstanding options were excluded from the computation of diluted earnings per share.